Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2017
Financial Information Of Parent Company

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note 3)

Cost of revenue	—	—	—	—

Gross loss	—	—	—	—

Operating expenses:
Product development	(70,941)	(34,101)	(43,710)	(6,718)
Sales and marketing	(120,735)	(262,674)	(231,884)	(35,640)
General and administrative	(38,475,787)	(40,881,238)	(62,979,090)	(9,679,709)

Total operating expenses	(38,667,463)	(41,178,013)	(63,254,684)	(9,722,067)

Loss from operations	(38,667,463)	(41,178,013)	(63,254,684)	(9,722,067)
Interest expenses, net	(5,858,848)	(50,409,271)	(76,989,899)	(11,833,131)
Fair value change on convertible bonds and warrants	(7,129,161)	48,057,204	12,615,466	1,938,962
Other income (expenses), net	(2,267,335)	(11,163,638)	13,824,005	2,124,711

Loss before income tax expense and share of loss in equity method investments	(53,922,807)	(54,693,718)	(113,805,112)	(17,491,525)
Income tax expense	—	—	—	—
Recovery of equity investment in excess of cost	—	—	60,548,651	9,306,157
Equity in loss of subsidiaries and VIEs	(250,905,547)	(539,087,871)	(64,909,389)	(9,976,390)

Net loss	(304,828,354)	(593,781,589)	(118,165,850)	(18,161,758)

Other comprehensive income (loss):
Currency translation adjustments	5,266,016	5,954,611	(19,027,771)	(2,924,515)

Total comprehensive loss	(299,562,338)	(587,826,978)	(137,193,621)	(21,086,273)

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	58,919	18,733	2,879
Prepayments and other current assets, net	974,277	59,008	9,069
Amounts due from intercompany	1,401,819,738	1,380,804,221	212,225,723

Total current assets	1,402,852,934	1,380,881,962	212,237,671
Investments in subsidiaries	(1,522,384,543)	(1,586,024,281)	(243,767,468)

Total assets	(119,531,609)	(205,142,319)	(31,529,797)

LIABILITIES
Current liabilities:
Accounts payable	—	—	—
Other payables and accruals	6,442,626	4,350,126	668,602
Warrants	16,357,737	3,742,271	575,177
Convertible notes	—	260,563,020	40,047,803

Total current liabilities	22,800,363	268,655,417	41,291,582

Convertible notes	197,284,836	—	—

Total liabilities	220,085,199	268,655,417	41,291,582

SHAREHODERS’ EQUITY
Ordinary shares	1,931,642	3,328,852	511,635
Additional paid-in capital	2,525,599,832	2,527,215,315	388,425,882
Statutory reserves	28,071,982	28,071,982	4,314,585
Accumulated other comprehensive loss	2,582,023	(16,445,748)	(2,527,665)
Accumulated deficit	(2,897,802,287)	(3,015,968,137)	(463,545,816)

Total shareholders’ equity	(339,616,808)	(473,797,736)	(72,821,379)

Total liabilities and shareholders’ equity	(119,531,609)	(205,142,319)	(31,529,797)

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY -

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note 3)

Cash flows from operating activities:
Net loss	(304,828,354)	(593,781,589)	(118,165,850)	(18,161,758)
Adjustments for:
Employee share-based compensation expense	33,184,307	27,689,259	37,727,861	5,798,666
Fair value change on warrants liability	7,129,161	(48,057,204)	(12,615,466)	(1,938,962)
Amortization of discount and interest on convertible note	2,609,771	50,409,270	76,990,826	11,833,273
Exchange loss (gain)	—	17,116,102	(35,473,519)	(5,452,180)
Recovery of equity investment in excess of cost	—	—	(60,548,651)	(9,306,157)
Equity in loss of subsidiaries and VIEs	250,905,547	539,087,871	64,909,389	9,976,390
Consulting fee paid by equity	—	—	13,454,692	2,067,948
Change in prepayments and other current assets	(856,745)	(62,274)	915,269	140,674
Change in accounts payable	(15,958)	(148,204)	—	—
Change in amounts due from intercompany	(236,543,924)	3,021,127	(130,954,737)	(20,127,375)
Change in other payables and accruals	6,401,724	2,613,023	(2,092,500)	(321,610)

Net cash used in operating activities	(242,014,471)	(2,112,619)	(165,852,686)	(25,491,093)

Cash flows from investing activity:
Proceeds from stock option exercises	—	—	165,812,500	25,484,915

Cash flows from financing activities:
Proceeds from stock option exercises	—	2,142,554	—	—
Proceeds from the issuance of convertible bonds	260,068,680	—	—	—
Payment for the issuance cost related to convertible bonds	(20,779,520)	—	—	—

Net cash provided by (used in) financing activities	239,289,160	2,142,554	—	—
Net change in cash and cash equivalents	(2,725,311)	29,935	(40,186)	(6,178)
Cash and cash equivalents, beginning of year	2,754,295	28,984	58,919	9,057

Cash and cash equivalents, end of year	28,984	58,919	18,733	2,879

Supplement disclosure of cash flow information:

Interest paid	—	—	—	—
Income taxes paid	—	—	—	—